Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	As of December 31,
	2019	2018
Laboratory equipment and others	$151,260	$151,260
Computers	8,253	7,180
Vehicle	5,204	5,204
Furniture and equipment	12,851	12,851
	177,568	176,495
Less - accumulated depreciation	(112,896)	(83,253)
Total property and equipment, net	$64,672	$93,242